Prepaid Land Lease Payments - Schedule of Prepaid Land Lease Payments (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Prepaid Land Lease Rights [Member] USD ($)	Dec. 31, 2013 Prepaid Land Lease Rights [Member] CNY	Dec. 31, 2012 Prepaid Land Lease Rights [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Prepaid land lease payments		275,708			$ 24,067	145,692	92,814
Less: accumulated amortization		(158,865)			(907)	(5,491)	(2,690)
Net carrying value	$ 19,301	116,843	146,512	129,018	$ 23,160	140,201	90,124